Dividends to shareholders - Dividends Paid (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Sep. 13, 2021	Mar. 29, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Dividends to shareholders
Dividends paid (per share)	$ 0.90	$ 1.90
Dividends charged to equity			$ 3,882	$ 3,669	$ 3,583
Exchange losses on payment of dividend			3	4	5
Hedge contracts relating to payment of dividends			(29)	(101)	4
Dividends paid (cash flow statement)			$ 3,856	$ 3,572	$ 3,592